Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Segment Reporting [Abstract]
Unadjusted gross profit	$ 112,714	$ 123,518	$ 119,873
Inventory provisions	(2,084)	(3,151)	(3,010)
Other unallocated costs	(1,630)	(2,551)	(2,801)
Adjustment of intercompany profit	387	(11)	605
Gross profit	$ 109,387	$ 117,805	$ 114,667